Registration No. 33-33799

File No. 811-6001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48	☒

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112

(Address of Principal Executive Offices) (Zip Code)

303-768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of December, 2016.

Oppenheimer Global Opportunities Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz
Trustee, President and Principal
Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble* Brian F. Wruble	Chairman of the Board of Trustees	December 13, 2016

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	December 13, 2016

Beth Ann Brown* Beth Ann Brown	Trustee	December 13, 2016

Matthew P. Fink* Matthew P. Fink	Trustee	December 13, 2016

Edmund P. Giambastiani, Jr.* Edmund P. Giambastiani, Jr.	Trustee	December 13, 2016

Elizabeth Krentzman* Elizabeth Krentzman	Trustee	December 13, 2016

Mary F. Miller* Mary F. Miller	Trustee	December 13, 2016

Joel W. Motley* Joel W. Motley	Trustee	December 13, 2016

Joanne Pace* Joanne Pace	Trustee	December 13, 2016

Daniel S. Vandivort* Daniel S. Vandivort	Trustee	December 13, 2016

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document